Note 14 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2010	2011	2012

Numerator
Net income	11,093,191	8,549,791	28,958,487
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(16,469)	—	(11,220)
Net income attributable to common shareholders, basic	11,076,722	8,549,791	28,947,267

Denominator
Weighted average number of shares outstanding, basic and diluted	21,539,331	20,909,154	20,552,568
Earnings per share, basic and diluted	0.51	0.41	1.41